Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable

	2013	2014
Trade receivables	4,730	9,758
Other receivables	2,033	1,252

Total accounts receivable	6,763	11,010